Summary of Significant Accounting Policies (Consolidation) (Narrative) (Details)			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Consolidated VIEs [Member] USD ($)	Dec. 31, 2013 Consolidated VIEs [Member] USD ($)	Dec. 31, 2012 Consolidated VIEs [Member] USD ($)	Dec. 31, 2014 Beijing Technology [Member] Ku6 Beijing Information [Member] CNY	Dec. 31, 2014 Kusheng [Member] Ku6 Network [Member] CNY	Dec. 31, 2014 Tianjin Technology [Member] Ku6 Culture [Member] CNY
Variable Interest Entity [Line Items]
Carrying value of equity method investments	$ 0	$ 0
Interest-free loans to the nominee shareholders of VIEs						20,000,000	10,000,000	1,000,000
Registered capital and PRC additional paid-in-capital of VIEs			4,900,000	4,900,000
Total deficit	187,095,885	176,368,243	35,600,000	35,300,000
Net revenue of services provided by VIEs as requested by the local authorities			$ 2,600,000	$ 2,300,000	$ 0